Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.001 per share
Amount Registered | shares	12,499,986
Proposed Maximum Offering Price per Unit	0.65
Maximum Aggregate Offering Price	$ 8,124,990.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,123.00
Offering Note	The ordinary shares will be offered for resale by certain Selling Shareholder pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of ordinary shares issuable upon share splits, share dividends, or other distribution, recapitalization or similar events with respect to the ordinary shares being registered pursuant to this registration statement.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the closing price per ordinary share as reported on the Nasdaq Capital Market on March 26, 2026.